Leases (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)
Leases
Area of land under operating lease agreement | ft²	590
Option to extend lease	two additional options to extend until March 22, 2023.	two additional options to extend until March 22, 2023.
Lease renewal term	2 years
Lease rental payment | ₪		₪ 134,508
Maintenance fees	$ 144,476
Bank guarantee	50,000
Operating lease assets	406,000		$ 394,000
Operating lease liabilities	$ 435,000		$ 419,000
Operating leases, weighted average remaining lease term (in years)	2 years 1 month 13 days
Operating leases, weighted average borrowing rate	2.30%